OTHER RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
OTHER RECEIVABLES AND PREPAID EXPENSES
Schedule of other receivables and prepaid expenses

	December 31,
	2024	2023
Prepaid expenses	$650	$501
Government authorities	542	321
Accrued interest	28	1,616
Other	61	160
	$1,281	$2,598